EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS - Reconciliation of liabilities arising from financing activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities arising from financing activities, Opening balance	$ 1,135.4	$ 842.4	$ 855.4
Cash - Borrowings	96.3	548.8	734.3
Cash - Repayments	(275.2)	(253.4)	(746.5)
Non-cash, Business combinations	7.9
Non-cash - Other changes	2.5	(2.4)	0.8
Liabilities arising from financing activities, End balance	966.9	1,135.4	842.4
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities arising from financing activities, Opening balance	1,135.4	842.4	855.4
Cash - Borrowings	96.3	548.8	734.3
Cash - Repayments	(275.2)	(253.4)	(746.5)
Non-cash, Business combinations	7.9
Non-cash - Other changes	2.5	(2.4)	0.8
Liabilities arising from financing activities, End balance	$ 966.9	$ 1,135.4	$ 842.4